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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [_]; Amendment Number: ______________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SC X Management, LLC
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number: 28-12108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

/s/ Douglas Leone       Menlo Park, California       02/13/13

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 3
Form 13F Information Table Value Total: $ 412,167
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             SC X MANAGEMENT, LLC
                          FORM 13F INFORMATION TABLE
                                  12/31/2012

COLUMN 1              COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------              -------- --------- --------- ------------------- ---------- -------- ----------------------
                                                                                              VOTING AUTHORITY
                      TITLE OF             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER         CLASS    CUSIP    (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------        -------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON.COM INC         COMMON  023135106    6,200      24,714 SH          SOLE                 24,714
INFOBLOX INC.          COMMON  45672H104  152,361   8,478,606 SH          SOLE              8,478,606
RUCKUS WIRELESS INC.   COMMON  781220108  253,606  11,256,364 SH          SOLE             11,256,364